Average Annual Total Returns{- Fidelity® Series Intrinsic Opportunities Fund} - 07.31 Fidelity Series Intrinsic Opportunities Fund Series PRO-07 - Fidelity® Series Intrinsic Opportunities Fund	Fidelity Series Intrinsic Opportunities Fund-Default Return Before Taxes Past 1 year	Fidelity Series Intrinsic Opportunities Fund-Default Return Before Taxes Past 5 years	Fidelity Series Intrinsic Opportunities Fund-Default Return Before Taxes Since Inception		Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions and Sales Since Inception		RS003 Past 1 year	RS003 Past 5 years	RS003 Since Inception
Total	11.46%	10.95%	12.93%	[1]	10.17%	9.59%	11.61%	[1]	7.37%	8.42%	10.30%	[1]	20.89%	15.43%	15.21%	[1]

[1]	(a)From December 6, 2012